Distribution Date:	10/18/21	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C20

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
Specially Serviced Loan Detail - Part 2	25-26
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61764RBB3	1.405000%	55,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764RBC1	2.790000%	74,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764RBD9	3.069000%	106,000,000.00	61,203,710.88	1,683,391.70	156,528.49	0.00	0.00	1,839,920.19	59,520,319.18	35.90%	30.00%
A-3	61764RBE7	2.988000%	250,000,000.00	225,817,259.98	0.00	562,284.98	0.00	0.00	562,284.98	225,817,259.98	35.90%	30.00%
A-4	61764RBF4	3.249000%	317,319,000.00	317,319,000.00	0.00	859,141.19	0.00	0.00	859,141.19	317,319,000.00	35.90%	30.00%
A-S	61764RBH0	3.605000%	79,364,000.00	79,364,000.00	0.00	238,422.68	0.00	0.00	238,422.68	79,364,000.00	27.46%	23.09%
B	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	0.00	253,205.33	0.00	0.00	253,205.33	73,040,000.00	19.69%	16.72%
C	61764RBL1	4.451706%	52,780,000.00	52,780,000.00	0.00	195,800.89	0.00	0.00	195,800.89	52,780,000.00	14.08%	12.13%
D	61764RAN8	3.071000%	50,220,000.00	50,220,000.00	0.00	128,521.35	0.00	0.00	128,521.35	50,220,000.00	8.73%	7.75%
E	61764RAQ1	2.850000%	31,131,000.00	31,131,000.00	0.00	73,936.13	0.00	0.00	73,936.13	31,131,000.00	5.42%	5.04%
F	61764RAS7	2.850000%	23,967,000.00	23,967,000.00	0.00	56,921.63	0.00	0.00	56,921.63	23,967,000.00	2.87%	2.95%
G	61764RAU2	2.850000%	33,863,538.00	27,023,660.43	0.00	54,969.41	0.00	1,593.00	54,969.41	27,022,067.43	0.00%	0.00%
V	61764RAW8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764RAY4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,147,884,540.00	941,865,631.29	1,683,391.70	2,579,732.08	0.00	1,593.00	4,263,123.78	940,180,646.59

Notional Certificates
X-A	61764RBG2	1.263700%	882,883,000.00	683,703,970.86	0.00	719,997.09	0.00	0.00	719,997.09	682,020,579.16
X-B	61764RAA6	0.291706%	73,040,000.00	73,040,000.00	0.00	17,755.19	0.00	0.00	17,755.19	73,040,000.00
X-D	61764RAE8	1.380706%	50,220,000.00	50,220,000.00	0.00	57,782.56	0.00	0.00	57,782.56	50,220,000.00
X-E	61764RAG3	1.601706%	31,131,000.00	31,131,000.00	0.00	41,552.27	0.00	0.00	41,552.27	31,131,000.00
X-F	61764RAJ7	1.601706%	23,967,000.00	23,967,000.00	0.00	31,990.08	0.00	0.00	31,990.08	23,967,000.00
X-G	61764RAL2	1.601706%	33,863,538.00	27,023,660.43	0.00	36,069.97	0.00	0.00	36,069.97	27,022,067.43
Notional SubTotal			1,095,104,538.00	889,085,631.29	0.00	905,147.16	0.00	0.00	905,147.16	887,400,646.59

Deal Distribution Total					1,683,391.70	3,484,879.24	0.00	1,593.00	5,168,270.94

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764RBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764RBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764RBD9	577.39349887	15.88105377	1.47668387	0.00000000	0.00000000	0.00000000	0.00000000	17.35773764	561.51244509
A-3	61764RBE7	903.26903992	0.00000000	2.24913992	0.00000000	0.00000000	0.00000000	0.00000000	2.24913992	903.26903992
A-4	61764RBF4	1,000.00000000	0.00000000	2.70749999	0.00000000	0.00000000	0.00000000	0.00000000	2.70749999	1,000.00000000
A-S	61764RBH0	1,000.00000000	0.00000000	3.00416662	0.00000000	0.00000000	0.00000000	0.00000000	3.00416662	1,000.00000000
B	61764RBJ6	1,000.00000000	0.00000000	3.46666662	0.00000000	0.00000000	0.00000000	0.00000000	3.46666662	1,000.00000000
C	61764RBL1	1,000.00000000	0.00000000	3.70975540	0.00000000	0.00000000	0.00000000	0.00000000	3.70975540	1,000.00000000
D	61764RAN8	1,000.00000000	0.00000000	2.55916667	0.00000000	0.00000000	0.00000000	0.00000000	2.55916667	1,000.00000000
E	61764RAQ1	1,000.00000000	0.00000000	2.37500016	0.00000000	0.00000000	0.00000000	0.00000000	2.37500016	1,000.00000000
F	61764RAS7	1,000.00000000	0.00000000	2.37500021	0.00000000	0.00000000	0.00000000	0.00000000	2.37500021	1,000.00000000
G	61764RAU2	798.01645150	0.00000000	1.62326246	0.27202651	26.43095267	0.00000000	0.04704175	1.62326246	797.96940975
V	61764RAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764RBG2	774.39929284	0.00000000	0.81550680	0.00000000	0.00000000	0.00000000	0.00000000	0.81550680	772.49259433
X-B	61764RAA6	1,000.00000000	0.00000000	0.24308858	0.00000000	0.00000000	0.00000000	0.00000000	0.24308858	1,000.00000000
X-D	61764RAE8	1,000.00000000	0.00000000	1.15058861	0.00000000	0.00000000	0.00000000	0.00000000	1.15058861	1,000.00000000
X-E	61764RAG3	1,000.00000000	0.00000000	1.33475539	0.00000000	0.00000000	0.00000000	0.00000000	1.33475539	1,000.00000000
X-F	61764RAJ7	1,000.00000000	0.00000000	1.33475529	0.00000000	0.00000000	0.00000000	0.00000000	1.33475529	1,000.00000000
X-G	61764RAL2	798.01645150	0.00000000	1.06515657	0.00000000	0.00000000	0.00000000	0.00000000	1.06515657	797.96940975

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	156,528.49	0.00	156,528.49	0.00	0.00	0.00	156,528.49	0.00
A-3	09/01/21 - 09/30/21	30	0.00	562,284.98	0.00	562,284.98	0.00	0.00	0.00	562,284.98	0.00
A-4	09/01/21 - 09/30/21	30	0.00	859,141.19	0.00	859,141.19	0.00	0.00	0.00	859,141.19	0.00
X-A	09/01/21 - 09/30/21	30	0.00	719,997.09	0.00	719,997.09	0.00	0.00	0.00	719,997.09	0.00
X-B	09/01/21 - 09/30/21	30	0.00	17,755.19	0.00	17,755.19	0.00	0.00	0.00	17,755.19	0.00
X-D	09/01/21 - 09/30/21	30	0.00	57,782.56	0.00	57,782.56	0.00	0.00	0.00	57,782.56	0.00
X-E	09/01/21 - 09/30/21	30	0.00	41,552.27	0.00	41,552.27	0.00	0.00	0.00	41,552.27	0.00
X-F	09/01/21 - 09/30/21	30	0.00	31,990.08	0.00	31,990.08	0.00	0.00	0.00	31,990.08	0.00
X-G	09/01/21 - 09/30/21	30	0.00	36,069.97	0.00	36,069.97	0.00	0.00	0.00	36,069.97	0.00
A-S	09/01/21 - 09/30/21	30	0.00	238,422.68	0.00	238,422.68	0.00	0.00	0.00	238,422.68	0.00
B	09/01/21 - 09/30/21	30	0.00	253,205.33	0.00	253,205.33	0.00	0.00	0.00	253,205.33	0.00
C	09/01/21 - 09/30/21	30	0.00	195,800.89	0.00	195,800.89	0.00	0.00	0.00	195,800.89	0.00
D	09/01/21 - 09/30/21	30	0.00	128,521.35	0.00	128,521.35	0.00	0.00	0.00	128,521.35	0.00
E	09/01/21 - 09/30/21	30	0.00	73,936.13	0.00	73,936.13	0.00	0.00	0.00	73,936.13	0.00
F	09/01/21 - 09/30/21	30	0.00	56,921.63	0.00	56,921.63	0.00	0.00	0.00	56,921.63	0.00
G	09/01/21 - 09/30/21	30	885,833.79	64,181.19	0.00	64,181.19	9,211.78	0.00	0.00	54,969.41	895,045.57
Totals			885,833.79	3,494,091.02	0.00	3,494,091.02	9,211.78	0.00	0.00	3,484,879.24	895,045.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764RBH0	3.605000%	79,364,000.00	79,364,000.00	0.00	238,422.68	0.00	0.00	238,422.68	79,364,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61764RBJ6	4.160000%	73,040,000.00	73,040,000.00	0.00	253,205.33	0.00	0.00	253,205.33	73,040,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61764RBL1	4.451706%	52,780,000.00	52,780,000.00	0.00	195,800.89	0.00	0.00	195,800.89	52,780,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,184,000.03	205,184,000.00	0.00	687,428.90	0.00	0.00	687,428.90	205,184,000.00

Exchangeable Certificate Details
PST	61764RBK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 31

Additional Information
Total Available Distribution Amount (1)	5,168,270.94
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,514,059.31	Master Servicing Fee	15,493.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,747.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	392.44
ARD Interest	0.00	Trust Advisor Fee	1,335.48
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,514,059.31	Total Fees	19,968.29

Principal		Expenses/Reimbursements
Scheduled Principal	1,684,984.74	Reimbursement for Interest on Advances	1,320.78
Unscheduled Principal Collections		ASER Amount	(11,201.49)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,615.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(1,593.00)	Special Servicing Fees (Work Out)	2,476.66
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,683,391.74	Total Expenses/Reimbursements	9,211.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,484,879.24
Excess Liquidation Proceeds	0.00	Principal Distribution	1,683,391.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,168,270.94
Total Funds Collected	5,197,451.05	Total Funds Distributed	5,197,451.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	941,865,631.29	941,865,631.29	Beginning Certificate Balance	941,865,631.29
(-) Scheduled Principal Collections	1,684,984.74	1,684,984.74	(-) Principal Distributions	1,683,391.70
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	1,593.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,593.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,593.00	1,593.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.04)	(0.04)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	940,180,646.59	940,180,646.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	943,232,739.29	943,232,739.29	Ending Certificate Balance	940,180,646.59
Ending Actual Collateral Balance	941,679,866.26	941,679,866.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP	Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP
5,000,000 or less	12	40,983,561.97	4.36%	38	4.5384	1.686464	1.30 or less	19	203,082,657.28	21.60%	39	4.5510	0.319512
5,000,001 to 10,000,000	30	216,182,856.28	22.99%	39	4.4669	1.604348	1.31 to 1.40	6	160,353,964.71	17.06%	38	4.3646	1.337068
10,000,001 to 15,000,000	12	146,255,486.70	15.56%	40	4.4726	1.556450	1.41 to 1.50	7	69,863,951.34	7.43%	38	4.5822	1.471666
15,000,001 to 20,000,000	6	105,878,530.39	11.26%	39	4.4331	1.132698	1.51 to 1.60	7	56,718,264.95	6.03%	38	4.5618	1.545403
20,000,001 to 25,000,000	1	21,586,686.60	2.30%	40	4.4500	1.620000	1.61 to 1.70	5	58,565,625.79	6.23%	39	4.3913	1.649303
25,000,001 to 30,000,000	4	114,039,611.60	12.13%	37	4.6335	0.272380	1.71 to 1.80	3	28,572,288.67	3.04%	50	4.6219	1.784751
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	11,979,291.48	1.27%	39	4.3050	1.850000
35,000,001 to 40,000,000	1	37,118,281.06	3.95%	30	4.7600	2.460000	1.91 to 2.00	4	35,033,767.54	3.73%	37	4.5254	1.973478
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	5	27,492,326.30	2.92%	38	4.5147	2.031740
50,000,001 to 85,000,000	1	69,842,672.81	7.43%	39	4.3800	1.320000	2.11 to 2.20	1	8,535,751.20	0.91%	38	4.7500	2.150000
85,000,001 or greater	1	106,463,008.20	11.32%	37	4.1810	2.920000	2.21 to 2.30	1	7,000,000.00	0.74%	38	4.4300	2.280000
Totals	78	940,180,646.59	100.00%	38	4.4772	1.528049	2.31 to 2.40	3	20,422,514.81	2.17%	38	4.3585	2.369312
							2.41 to 2.70	2	49,918,281.06	5.31%	32	4.6549	2.488206
							2.71 or greater	4	120,812,010.48	12.85%	37	4.2047	2.917878
							Totals	78	940,180,646.59	100.00%	38	4.4772	1.528049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP	Totals	89	940,180,646.59	100.00%	38	4.4772	1.528049
Alabama	2	6,633,056.81	0.71%	37	4.4373	2.085177
									Property Type³
Arizona	2	20,158,389.51	2.14%	39	4.3824	1.658824
Bahamas	1	28,190,678.57	3.00%	33	5.3730	(0.920000)		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
California	14	244,770,325.46	26.03%	38	4.3308	2.048181		Properties	Balance	Agg. Bal.			DSCR¹
Colorado	2	14,116,597.12	1.50%	39	4.2565	1.533042	Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP
Florida	8	115,832,533.66	12.32%	39	4.4014	1.343267	Industrial	2	15,552,299.21	1.65%	37	4.4745	2.035844
Georgia	2	17,591,374.30	1.87%	38	4.5000	1.753434	Lodging	18	194,411,364.56	20.68%	37	4.6184	0.672130
Kentucky	1	3,700,000.00	0.39%	37	4.4500	2.010000	Mixed Use	1	11,979,291.48	1.27%	39	4.3050	1.850000
Louisiana	1	5,597,421.19	0.60%	38	4.4600	1.480000	Mobile Home Park	1	11,674,355.14	1.24%	36	4.5240	1.990000
Maryland	1	14,998,999.77	1.60%	61	4.7050	1.780000	Multi-Family	9	136,984,764.13	14.57%	36	4.4775	1.715803
Michigan	1	11,674,355.14	1.24%	36	4.5240	1.990000	Office	10	234,062,490.06	24.90%	38	4.2945	2.053081
Minnesota	4	10,610,965.08	1.13%	37	4.4068	2.610224	Retail	34	236,468,802.13	25.15%	41	4.4886	1.501248
Nevada	2	14,653,138.02	1.56%	39	4.4446	1.862773	Self Storage	4	17,217,328.90	1.83%	37	4.3893	2.649281
New Hampshire	1	5,254,062.86	0.56%	37	4.5500	1.440000	Totals	89	940,180,646.59	100.00%	38	4.4772	1.528049
New York	3	72,430,325.77	7.70%	34	4.6214	1.561083
North Carolina	8	65,972,121.55	7.02%	37	4.4947	1.141326
Pennsylvania	4	15,756,684.86	1.68%	57	4.5601	1.380562
South Carolina	1	1,743,324.43	0.19%	38	5.5700	0.970000
Tennessee	1	6,337,500.00	0.67%	38	4.4700	2.400000
Texas	13	126,281,046.01	13.43%	38	4.4028	1.448720
Utah	2	13,962,822.69	1.49%	38	4.6775	1.480690
Virginia	2	18,726,219.93	1.99%	39	4.4624	1.015766
Washington	1	14,113,824.79	1.50%	39	4.3200	1.090000
Wisconsin	2	9,244,928.09	0.98%	38	4.4787	(0.008586)

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP	Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP
	4.500% or less	45	619,127,353.40	65.85%	39	4.3463	1.567379	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	20	206,615,492.67	21.98%	38	4.6547	1.803489	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	2	30,864,525.11	3.28%	34	5.3468	(0.673966)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	1	1,743,324.43	0.19%	38	5.5700	0.970000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	78	940,180,646.59	100.00%	38	4.4772	1.528049	49 months or greater	68	858,350,695.61	91.30%	38	4.4590	1.542406
								Totals	78	940,180,646.59	100.00%	38	4.4772	1.528049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP	Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP
	60 months or less	66	838,198,568.35	89.15%	37	4.4551	1.540629	Interest Only	8	63,852,500.00	6.79%	38	4.4903	2.250394
61 months to 84 months		1	14,998,999.77	1.60%	61	4.7050	1.780000	230 months or less	7	117,344,360.31	12.48%	38	4.4096	1.192115
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	52	672,000,707.81	71.48%	38	4.4653	1.539388
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
121 months to 144 months		0	0.00	0.00%	0	0.0000	0.000000	Totals	77	935,027,519.10	99.45%	38	4.4777	1.530187
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	77	935,027,519.10	99.45%	38	4.4777	1.530187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	81,829,950.98	8.70%	37	4.6680	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	15,777,760.80	1.68%	37	4.6500	1.497471	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	64	798,471,893.05	84.93%	38	4.4563	1.544107	85 months to 114 months	1	5,153,127.49	0.55%	98	4.3750	1.140000
	13 to 24 months	3	44,101,041.76	4.69%	40	4.4395	1.527693	115 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 144 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	5,153,127.49	0.55%	98	4.3750	1.140000
	Totals	78	940,180,646.59	100.00%	38	4.4772	1.528049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30308709	OF	Irvine	CA	Actual/360	4.181%	371,510.41	165,189.34	0.00	N/A	11/10/24	--	106,628,197.50	106,463,008.20	10/10/21
2	30308710	OF	Orlando	FL	Actual/360	4.380%	255,675.91	205,520.41	0.00	N/A	01/01/25	--	70,048,193.22	69,842,672.81	10/01/21
4	30308712	MF	Long Island City	NY	Actual/360	4.760%	147,479.48	61,420.63	0.00	04/04/24	12/04/24	--	37,179,701.69	37,118,281.06	10/04/21
5	30308713	MF	Las Vegas	NV	Actual/360	4.770%	137,246.12	48,366.88	0.00	N/A	11/01/24	--	34,527,325.61	34,478,958.73	10/01/21
6	30308714	LO	Santa Ana	CA	Actual/360	4.480%	105,347.20	56,412.05	0.00	N/A	01/01/25	--	28,218,000.11	28,161,588.06	10/01/21
7	30308715	MF	Portland	TX	Actual/360	4.430%	109,154.64	44,118.41	0.00	N/A	10/01/24	--	29,567,847.06	29,523,728.65	10/01/21
8	30308716	LO	Paradise Island	BA	Actual/360	5.373%	126,409.78	41,544.19	0.00	N/A	07/01/24	--	28,232,222.76	28,190,678.57	10/01/21
9	30308717	MF	Jacksonville	FL	Actual/360	4.260%	100,132.42	42,699.97	0.00	N/A	01/01/25	--	28,206,316.29	28,163,616.32	10/01/21
10	30308718	LO	Palm Desert	CA	Actual/360	4.450%	80,210.83	43,200.27	0.00	N/A	02/01/25	--	21,629,886.87	21,586,686.60	07/01/20
11	30308719	LO	Various	NC	Actual/360	4.450%	69,488.77	37,425.54	0.00	N/A	02/01/25	--	18,738,544.95	18,701,119.41	03/01/20
12	30308720	OF	New York	NY	Actual/360	4.265%	64,839.74	31,259.85	0.00	N/A	12/01/24	--	18,243,304.56	18,212,044.71	07/01/21
13	30308721	RT	Austin	TX	Actual/360	4.200%	61,124.87	34,233.48	0.00	N/A	12/01/24	--	17,464,249.70	17,430,016.22	10/01/21
14	30308722	MF	Houston	TX	Actual/360	4.370%	68,045.81	27,760.34	0.00	N/A	01/01/25	--	18,685,349.59	18,657,589.25	10/01/21
15	30308723	MF	San Antonio	TX	Actual/360	4.610%	67,126.47	28,336.57	0.00	N/A	12/01/24	--	17,473,268.91	17,444,932.34	10/01/21
16	30308724	RT	New York	NY	Actual/360	4.700%	66,975.00	0.00	0.00	N/A	01/05/25	--	17,100,000.00	17,100,000.00	10/05/21
17	30308725	RT	Various	Various	Actual/360	4.650%	61,241.19	26,417.07	0.00	N/A	11/01/24	--	15,804,177.87	15,777,760.80	10/01/21
18	30308726	LO	DuPont	WA	Actual/360	4.320%	50,960.26	41,802.82	0.00	N/A	01/01/25	--	14,155,627.61	14,113,824.79	10/01/21
20	30308728	RT	Rockville	MD	Actual/360	4.705%	58,903.18	24,126.96	0.00	N/A	11/01/26	--	15,023,126.73	14,998,999.77	10/01/21
21	30308729	LO	Charlotte	NC	Actual/360	4.500%	48,059.02	38,095.01	0.00	N/A	09/01/24	--	12,815,738.01	12,777,643.00	10/01/21
22	30308730	OF	Petaluma	CA	Actual/360	4.430%	48,276.12	21,827.45	0.00	N/A	12/01/24	--	13,077,053.51	13,055,226.06	10/01/21
23	30308731	RT	Chandler	AZ	Actual/360	4.510%	44,654.31	23,650.90	0.00	N/A	01/01/25	--	11,881,411.56	11,857,760.66	10/01/21
24	30308732	LO	Herndon	VA	Actual/360	4.500%	43,919.14	23,470.01	0.00	N/A	12/01/24	--	11,711,770.02	11,688,300.01	09/01/21
25	30308733	OF	Sacramento	CA	Actual/360	4.350%	46,400.00	0.00	0.00	N/A	12/01/24	--	12,800,000.00	12,800,000.00	10/01/21
26	30308734	MU	Reno	NV	Actual/360	4.305%	43,048.65	20,332.48	0.00	N/A	01/01/25	--	11,999,623.96	11,979,291.48	09/01/21
27	30308735	MH	Muskegon	MI	Actual/360	4.524%	44,085.56	19,428.48	0.00	N/A	10/01/24	--	11,693,783.62	11,674,355.14	10/01/21
28	30308736	LO	Fort Myers	FL	Actual/360	4.715%	41,893.78	20,840.65	0.00	N/A	11/01/24	--	10,662,255.16	10,641,414.51	10/01/21
29	30308737	RT	Blue Jay	CA	Actual/360	4.570%	39,553.49	20,727.17	0.00	N/A	11/01/24	--	10,386,037.08	10,365,309.91	10/01/21
30	30308738	RT	Westminster	CO	Actual/360	4.230%	36,385.71	18,825.89	0.00	N/A	01/01/25	--	10,322,187.26	10,303,361.37	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	30308740	LO	Salisbury	NC	Actual/360	4.450%	35,946.89	19,462.17	0.00	N/A	01/01/25	--	9,693,543.05	9,674,080.88	10/01/21
33	30308741	RT	Roswell	GA	Actual/360	4.420%	33,995.83	18,708.19	0.00	N/A	12/01/24	--	9,229,635.96	9,210,927.77	10/01/21
34	30308742	SS	Chatsworth	CA	Actual/360	4.300%	34,879.86	16,586.77	0.00	N/A	12/01/24	--	9,733,915.67	9,717,328.90	10/01/21
35	30308743	RT	Humble	TX	Actual/360	4.270%	33,755.66	17,281.38	0.00	N/A	12/01/24	--	9,486,369.33	9,469,087.95	10/01/21
36	30308744	RT	Huntsville	TX	Actual/360	4.500%	33,599.79	17,955.44	0.00	N/A	12/01/24	--	8,959,944.71	8,941,989.27	10/01/21
37	30308745	MF	Irving	TX	Actual/360	4.500%	36,053.54	14,108.31	0.00	N/A	11/05/24	--	9,614,278.02	9,600,169.71	10/05/21
38	30308746	LO	Lithia Springs	GA	Actual/360	4.588%	32,104.44	16,528.67	0.00	N/A	01/01/25	--	8,396,975.20	8,380,446.53	10/01/21
39	30308747	OF	Weatherford	TX	Actual/360	4.750%	33,848.49	15,447.18	0.00	N/A	12/01/24	--	8,551,198.38	8,535,751.20	10/01/21
40	30308748	RT	Round Rock	TX	Actual/360	4.250%	29,742.79	15,269.71	0.00	N/A	01/01/25	--	8,397,963.09	8,382,693.38	10/01/21
42	30308750	RT	Upland	CA	Actual/360	4.557%	32,141.76	12,235.00	0.00	N/A	12/01/24	--	8,463,925.21	8,451,690.21	10/01/21
43	30308751	IN	Goleta	CA	Actual/360	4.450%	29,429.71	14,141.96	0.00	N/A	11/01/24	--	7,936,101.37	7,921,959.41	10/01/21
44	30308752	MF	Tucson	AZ	Actual/360	4.200%	29,096.70	12,714.27	0.00	N/A	01/01/25	--	8,313,343.12	8,300,628.85	10/01/21
45	30308753	LO	Huntersville	NC	Actual/360	4.500%	26,354.94	20,890.82	0.00	N/A	09/01/24	--	7,027,985.20	7,007,094.38	10/01/21
46	30308754	RT	Goldsboro	NC	Actual/360	4.645%	28,638.36	14,521.13	0.00	N/A	12/01/24	--	7,398,500.04	7,383,978.91	10/01/21
47	30308755	IN	Sacramento	CA	Actual/360	4.500%	28,664.46	13,517.09	0.00	N/A	11/01/24	--	7,643,856.89	7,630,339.80	10/01/21
48	30308756	RT	Philadelphia	PA	Actual/360	4.375%	18,945.17	43,261.70	0.00	N/A	12/01/29	--	5,196,389.19	5,153,127.49	10/01/21
49	30308757	RT	Highland	UT	Actual/360	4.788%	27,524.70	13,342.64	0.00	N/A	11/01/24	--	6,898,420.83	6,885,078.19	10/01/21
50	30308758	RT	West Jordan	UT	Actual/360	4.570%	26,998.48	11,570.92	0.00	N/A	12/01/24	--	7,089,315.42	7,077,744.50	10/01/21
51	30308759	SS	Various	MN	Actual/360	4.505%	28,156.25	0.00	0.00	N/A	10/01/24	--	7,500,000.00	7,500,000.00	10/01/21
52	30308760	RT	Fredericksburg	VA	Actual/360	4.400%	25,848.64	11,708.43	0.00	N/A	02/01/25	--	7,049,628.35	7,037,919.92	10/01/21
54	30308762	RT	Austin	TX	Actual/360	4.700%	25,655.58	11,167.70	0.00	N/A	12/01/24	--	6,550,360.03	6,539,192.33	10/01/21
55	30308763	RT	Fresno	CA	Actual/360	4.480%	24,373.83	11,516.50	0.00	N/A	12/01/24	--	6,528,704.81	6,517,188.31	10/01/21
56	30308764	RT	Los Angeles	CA	Actual/360	4.430%	25,841.67	0.00	0.00	N/A	12/01/24	--	7,000,000.00	7,000,000.00	10/01/21
57	30308765	RT	Eau Claire	WI	Actual/360	4.400%	23,273.71	11,278.79	0.00	N/A	01/01/25	--	6,347,374.35	6,336,095.56	10/01/21
60	30308768	LO	Concord	NC	Actual/360	4.500%	20,308.81	16,098.22	0.00	N/A	09/01/24	--	5,415,682.39	5,399,584.17	10/01/21
61	30308769	RT	Austin	TX	Actual/360	4.670%	22,600.71	10,735.22	0.00	N/A	10/01/24	--	5,807,463.99	5,796,728.77	10/01/21
62	30308770	RT	Youngsville	LA	Actual/360	4.460%	20,845.76	11,304.09	0.00	N/A	12/01/24	--	5,608,725.28	5,597,421.19	10/01/21
63	30308771	RT	Morristown	TN	Actual/360	4.470%	23,607.19	0.00	0.00	N/A	12/01/24	--	6,337,500.00	6,337,500.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	30308772	RT	Estero	FL	Actual/360	4.540%	10,670.40	5,619.67	0.00	N/A	12/01/24	--	2,820,370.22	2,814,750.55	10/01/21
65	30308773	OF	Houston	TX	Actual/360	4.715%	6,233.91	3,117.81	0.00	N/A	10/01/24	--	1,586,572.35	1,583,454.54	10/01/21
66	30308774	98	Cincinnati	OH	Actual/360	4.715%	4,329.10	2,165.15	0.00	N/A	10/01/24	--	1,101,786.39	1,099,621.24	10/01/21
67	30308775	LO	Lumberton	NC	Actual/360	4.500%	18,913.55	14,992.23	0.00	N/A	09/01/24	--	5,043,613.03	5,028,620.80	10/01/21
69	30308777	LO	Concord	NH	Actual/360	4.550%	19,961.61	10,536.48	0.00	N/A	11/01/24	--	5,264,599.34	5,254,062.86	10/01/21
71	30308779	OF	The Woodlands	TX	Actual/360	4.350%	18,712.09	8,169.75	0.00	N/A	01/01/25	--	5,161,956.83	5,153,787.08	10/01/21
72	30308780	LO	Bedford	TX	Actual/360	4.588%	17,741.93	9,134.26	0.00	N/A	01/01/25	--	4,640,433.89	4,631,299.63	10/01/21
73	30308781	MF	Fresno	CA	Actual/360	4.260%	18,105.00	0.00	0.00	N/A	11/01/24	--	5,100,000.00	5,100,000.00	10/01/21
74	30308782	MF	Montgomery	AL	Actual/360	4.327%	15,781.75	9,041.16	0.00	N/A	11/01/24	--	4,376,727.07	4,367,685.91	10/01/21
75	30308783	SS	Broussard	LA	Actual/360	4.550%	16,428.96	8,671.82	0.00	N/A	11/01/24	--	4,332,913.44	4,324,241.62	10/01/21
76	30308784	RT	Austin	TX	Actual/360	4.485%	16,127.31	0.00	0.00	N/A	12/01/24	--	4,315,000.00	4,315,000.00	10/01/21
77	30308785	MF	Miami Beach	FL	Actual/360	4.780%	15,997.92	6,305.22	0.00	N/A	01/01/25	--	4,016,214.88	4,009,909.66	10/01/21
78	30308786	LO	Quincy	FL	Actual/360	4.598%	12,220.10	14,318.69	0.00	N/A	01/01/25	--	3,189,239.05	3,174,920.36	10/01/21
79	30308787	RT	Houston	TX	Actual/360	4.380%	13,507.18	6,226.24	0.00	N/A	12/01/24	--	3,700,598.57	3,694,372.33	10/01/21
80	30308788	RT	Lakewood	CO	Actual/360	4.328%	13,773.68	5,714.61	0.00	N/A	01/01/25	--	3,818,950.36	3,813,235.75	06/01/20
81	30308789	RT	Leitchfield	KY	Actual/360	4.450%	13,720.83	0.00	0.00	N/A	11/01/24	--	3,700,000.00	3,700,000.00	10/01/21
83	30308791	RT	New Ulm	MN	Actual/360	4.170%	10,830.54	5,736.57	0.00	N/A	01/01/25	--	3,116,701.65	3,110,965.08	10/01/21
84	30308792	RT	Henderson	NV	Actual/360	5.070%	11,317.77	4,915.47	0.00	N/A	01/01/25	--	2,678,762.01	2,673,846.54	10/01/21
85	30308793	MF	Tucson	AZ	Actual/360	4.200%	8,039.88	3,513.15	0.00	N/A	01/01/25	--	2,297,107.98	2,293,594.83	10/01/21
86	30308794	RT	Katy	TX	Actual/360	4.200%	6,134.27	3,646.07	0.00	N/A	01/01/25	--	1,752,648.35	1,749,002.28	10/01/21
87	30308795	MF	Columbia	SC	Actual/360	5.570%	8,101.73	2,111.84	0.00	N/A	12/01/24	--	1,745,436.27	1,743,324.43	10/01/21
88	30308796	MH	Sparks	NV	Actual/360	5.100%	7,028.22	2,663.43	0.00	N/A	11/01/24	--	1,653,698.52	1,651,035.09	10/01/21
Totals							3,514,059.31	1,684,984.74	0.00				941,865,631.29	940,180,646.59

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,441,537.20	27,689,541.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	59,578,394.30	20,034,370.40	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,110,888.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	(9,173,688.96)	(10,146,822.70)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,535,398.64	2,504,930.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(4,508,496.30)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,275,142.83	2,408,860.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,722,978.88	0.00	--	--	05/11/21	0.00	0.00	123,167.76	1,848,384.15	436,087.15	0.00
11	2,222,841.04	0.00	--	--	10/12/21	0.00	30,473.15	106,703.50	1,997,833.66	237,400.62	0.00
12	1,027,572.86	(150,713.16)	01/01/21	03/31/21	--	0.00	0.00	95,514.28	286,664.38	0.00	0.00
13	1,443,248.47	1,645,672.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,630,077.31	1,501,253.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,424,819.48	1,326,155.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	11,852,553.20	11,056,399.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,066,491.89	1,294,277.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,721,677.42	3,747,442.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	738,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,830,854.62	1,785,186.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,453,188.52	1,423,385.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	709,670.00	0.00	--	--	--	0.00	0.00	66,852.36	66,852.36	0.00	0.00
25	1,518,110.90	1,451,973.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,475,184.78	1,518,577.40	01/01/21	06/30/21	--	0.00	0.00	63,281.13	63,281.13	0.00	0.00
27	1,538,789.06	1,553,392.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	898,246.95	1,326,442.67	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,076,190.41	1,101,292.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,128,395.56	2,484,415.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	206,078.81	787,501.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,048,559.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,262,384.51	1,461,381.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,619,224.50	1,553,000.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,283,076.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	299,586.60	1,294,486.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,028,658.93	1,269,617.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,082,324.44	765,500.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,911,612.44	2,057,819.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	2,322,632.48	2,270,840.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	958,070.54	907,233.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	904,368.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	803,569.28	799,361.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	2,021,038.68	2,224,239.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,197,191.09	923,774.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,469,016.52	1,506,002.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	758,617.61	798,912.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,113,999.74	1,126,451.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	728,729.78	797,327.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	3,197,321.80	3,214,065.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	732,000.21	756,483.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	(202,311.21)	(72,835.21)	01/01/21	03/31/21	05/11/21	3,292,151.19	0.00	0.00	0.00	0.00	0.00
60	262,994.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	571,796.93	643,307.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	573,684.85	153,888.89	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	789,349.09	197,613.33	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	1,020,566.00	639,658.50	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	4,533.00	653,960.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	470,890.49	405,348.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	165,592.19	160,792.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	2,642,804.24	2,547,684.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	615,833.54	820,314.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	799,471.38	798,786.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	385,420.40	196,634.60	07/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	341,914.02	706,983.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	271,144.53	284,481.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	08/11/21	345,647.29	8,232.81	18,201.58	303,057.75	0.00	0.00
81	349,060.05	672,000.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	312,000.00	312,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	385,255.74	390,342.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	329,000.04	329,000.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	152,231.94	126,306.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	174,928,284.54	110,036,300.58				3,637,798.48	38,705.96	473,720.62	4,566,073.43	673,487.77	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	1	18,212,044.71	3	44,101,041.76	0	0.00	2	25,037,214.97	0	0.00	0	0.00	0	0.00	4.477166%	4.451725%	38
09/17/21	1	18,243,304.56	0	0.00	3	44,187,382.18	0	0.00	2	25,085,919.30	0	0.00	0	0.00	0	0.00	4.477147%	4.451706%	39
08/17/21	0	0.00	0	0.00	4	50,625,802.95	0	0.00	2	25,131,357.88	0	0.00	0	0.00	1	5,262,897.72	4.477127%	4.451687%	40
07/16/21	0	0.00	0	0.00	4	50,716,502.81	0	0.00	2	25,176,623.45	0	0.00	0	0.00	0	0.00	4.476790%	4.451406%	41
06/17/21	0	0.00	0	0.00	5	79,192,095.76	0	0.00	2	25,224,814.05	0	0.00	0	0.00	1	5,761,291.67	4.482811%	4.457491%	42
05/17/21	0	0.00	1	28,431,081.39	4	50,903,079.81	0	0.00	3	25,269,723.80	1	9,767,100.19	0	0.00	1	3,301,103.46	4.483103%	4.457514%	43
04/16/21	0	0.00	2	34,887,339.03	3	44,598,134.51	1	18,916,723.35	2	9,807,933.30	0	0.00	0	0.00	0	0.00	4.482968%	4.457794%	44
03/17/21	2	34,949,265.93	0	0.00	3	44,677,152.41	1	18,951,018.41	2	9,823,253.55	0	0.00	0	0.00	0	0.00	4.482948%	4.457775%	45
02/18/21	0	0.00	0	0.00	3	44,772,369.99	0	0.00	3	9,842,125.05	0	0.00	0	0.00	2	15,973,874.23	4.482932%	4.457760%	46
01/15/21	0	0.00	1	18,483,075.11	4	51,656,884.70	0	0.00	3	16,663,476.46	0	0.00	0	0.00	0	0.00	4.485846%	4.460895%	47
12/17/20	2	23,866,222.76	0	0.00	4	51,734,940.13	0	0.00	3	16,678,609.61	0	0.00	0	0.00	0	0.00	4.485822%	4.460871%	48
11/18/20	1	18,541,390.18	0	0.00	4	51,818,227.85	0	0.00	3	16,694,894.22	0	0.00	0	0.00	0	0.00	4.485799%	4.460849%	49
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30308718	07/01/20	14	6	123,167.76	1,848,384.15	436,087.15	22,199,708.15	05/14/20	2
11	30308719	03/01/20	18	6	106,703.50	1,997,833.66	465,672.06	19,368,520.91	05/04/20	7			03/17/21
12	30308720	07/01/21	2	2	95,514.28	286,664.38	33,154.87	18,301,182.56	08/10/20	2
24	30308732	09/01/21	0	B	66,852.36	66,852.36	0.00	11,711,770.02
26	30308734	09/01/21	0	B	63,281.13	63,281.13	0.00	11,999,623.96
80	30308788	06/01/20	15	6	18,201.58	303,057.75	30,019.86	3,899,092.03	05/26/20	98
Totals					473,720.62	4,566,073.43	964,933.94	87,479,897.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		115,581,509	115,581,509		0	0
37 - 48 Months		804,447,010	735,797,828	43,611,967		25,037,215
49 - 60 Months		0	0		0	0
> 60 Months		20,152,127	20,152,127		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	940,180,647	871,531,465	0	18,212,045	25,399,922	25,037,215
Sep-21	941,865,631	873,087,570	18,243,305	0	25,448,837	25,085,919
Aug-21	943,435,410	892,809,607	0	0	25,494,445	25,131,358
Jul-21	950,262,074	899,545,571	0	0	25,539,879	25,176,623
Jun-21	958,073,171	878,881,075	0	0	53,967,282	25,224,814
May-21	965,411,488	879,932,488	0	28,431,081	31,778,195	25,269,724
Apr-21	970,501,584	887,609,025	0	28,486,491	25,681,411	28,724,657
Mar-21	972,071,164	889,032,601	28,538,156	0	25,726,134	28,774,272
Feb-21	973,973,374	919,358,879	0	0	44,772,370	9,842,125
Jan-21	998,218,183	918,220,907	0	18,483,075	44,850,724	16,663,476
Dec-20	999,790,147	914,316,535	23,866,223	0	44,928,779	16,678,610
Nov-20	1,001,471,531	921,223,179	18,541,390	0	45,012,067	16,694,894
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30308718	21,586,686.60	22,199,708.15	32,000,000.00	11/01/20	2,391,773.92	1.62000	06/30/20	02/01/25	278
11	30308719	18,701,119.41	19,368,520.91	23,600,000.00	05/14/21	1,905,685.07	1.49000	03/31/20	02/01/25	278
12	30308720	18,212,044.71	18,301,182.56		10/16/14	(154,965.66)	(0.27000)	03/31/21	12/01/24	278
57	30308765	6,336,095.56	6,336,095.56	2,600,000.00	03/10/21	(72,835.21)	(0.70000)	03/31/21	01/01/25	278
63	30308771	6,337,500.00	6,337,500.00	9,750,000.00	10/17/14	172,126.83	2.40000	03/31/21	12/01/24	I/O
72	30308780	4,631,299.63	4,631,299.63	7,500,000.00	09/01/14	144,675.65	1.79000	03/31/21	01/01/25	278
80	30308788	3,813,235.75	3,899,092.03	3,900,000.00	10/20/20	205,700.06	1.19000	12/31/19	01/01/25	278
Totals		79,617,981.66	81,073,398.84	79,350,000.00		4,592,160.66

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	30308718	LO	CA	05/14/20	2

10/12/2021 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. The Loan is now delinquent. SS is pursuing legal remedies and will dual track the loan. Borrower agreed to bring the loan

	current by 10/30/2021

11	30308719	LO	NC	05/04/20	7

10/12/2021 - Both collateral properties became REO on 4/29/21. Both hotels will continue to be managed by Marriott International and a business plan is being developed. Q2 2021 Occupancy / ADR / RevPAR was 63% / $85.57 / $53.84 for the

	Charlotte hotel and	71% / $76.93 / $54.23 for the Durham hotel.

12	30308720	OF	NY	08/10/20	2

10/12/2021 - Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Several calls held with Borrower to discuss tenant/leasing activity, ongoing construction, and code violations. Lender is dual tracking and has filed for the

	appoint ment of a receiver and foreclosure, while continuing negotiations with Borrower toward agreement to bring loan current and resolve outstanding code violations.

57	30308765	RT	WI	07/05/19	7
	10/12/2021 - Deed in lieu closed 1/30/2020. Property is currently vacant and being shown for lease. Business plan is to lease building and sell by Q2 2022.

63	30308771	RT	TN	10/23/19	98

10/12/2021 - Borrower has brought the Loan current; however, Special Servicer is still working to resolve issues related to a non-permitted equity transfer Borrower effectuated without Lender''s consent.

72	30308780	LO	TX	09/01/21	98
	10/12/2021 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
80	30308788	RT	CO	05/26/20	98

10/12/2021 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Special Servicer continues to negotiate through counsel regarding relief and is dual tracking with litigation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	30308740	9,786,218.69	4.45000%	9,767,100.19 4.45000%		10	03/25/21	03/25/21	04/22/21
Totals		9,786,218.69		9,767,100.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	30308711 09/17/20	45,547,140.93	66,000,000.00	49,876,471.88	2,759,606.62	48,306,747.55	45,547,140.93	0.00	0.00	0.00	0.00	0.00%
53	30308761 02/18/21	6,806,160.71	4,000,000.00	2,575,683.80	2,484,198.93	2,575,683.80	91,484.87	6,714,675.84	(1,593.00)	(26,312.43)	6,740,988.27	89.87%
82	30308790 05/17/21	3,407,085.34	3,980,000.00	3,400,864.22	94,261.48	3,400,864.22	3,306,602.74	100,482.60	0.00	0.00	100,482.60	2.79%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		55,760,386.98	73,980,000.00	55,853,019.90	5,338,067.03	54,283,295.57	48,945,228.54	6,815,158.44	(1,593.00)	(26,312.43)	6,841,470.87

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	30308711	09/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	30308761	10/18/21	0.00	0.00	6,740,988.27	0.00	0.00	1,593.00	0.00	0.00	6,740,987.97
		07/16/21	0.00	0.00	6,739,394.97	0.00	0.00	24,719.13	0.00	0.00
		02/18/21	0.00	0.00	6,714,675.84	0.00	0.00	6,714,675.84	0.00	0.00
82	30308790	05/17/21	0.00	0.00	100,482.60	0.00	0.00	100,482.60	0.00	0.00	100,482.60
Current Period Totals			0.00	0.00	0.00	0.00	0.00	1,593.00	0.00	0.00	1,593.00
Cumulative Totals			0.00	0.00	6,841,470.87	0.00	0.00	6,841,470.57	0.00	0.00	6,841,470.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	1,617.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,506.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,903.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,800.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	554.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	1,322.37	0.00	0.00	(12,445.24)	0.00	0.00	29.42	0.00	0.00	0.00
63	0.00	0.00	1,320.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	0.00	0.00	304.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	966.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	795.61	0.00	0.00	1,243.75	0.00	0.00	1,291.36	0.00	0.00	0.00
Total	0.00	0.00	16,615.83	0.00	2,476.66	(11,201.49)	0.00	0.00	1,320.78	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,211.78

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 30 of 31

Supplemental Notes
Servicer Revision August 2021
The Servicer revised the ASER amount from $16,618.27 to $6,348.93This increased the Interest payment to Class G by $10,269.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 31 of 31